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LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

	TOTAL INVESTMENTS - 0.0% (Cost $0)			$ 0
	OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%			29,060,333
	NET ASSETS - 100.0%			$ 29,060,333

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation (Depreciation)
13	CBOT Soybean Future(b)	11/14/2023	$ 889,688	$ 15,275
1	CME E-Mini NASDAQ 100 Index Future	09/15/2023	310,770	(25)
3	CME E-Mini Standard & Poor's 500 Index Futures	09/15/2023	677,400	(11,175)
6	CME Feeder Cattle Future(b)	10/26/2023	768,075	15,350
7	CME Live Cattle Future(b)	10/31/2023	506,310	(630)
11	Cocoa Future(b)	03/13/2024	404,517	91,736
8	E-mini Dow Jones Industrial Average Index Futures	09/15/2023	1,391,641	(27,134)
2	Eurex DAX Index Future	09/15/2023	867,907	(15,531)
18	Eurex EURO STOXX 50 Future	09/15/2023	842,291	(9,070)
5	Euronext Amsterdam Index Future	09/15/2023	807,942	(19,878)
7	Euronext CAC 40 Index Future	09/15/2023	556,575	1,382
8	ICE US mini MSCI EAFE Index Futures	09/15/2023	843,720	(38,520)
4	MEFF Madrid IBEX 35 Index Future	09/15/2023	413,831	6,787
7	NYBOT CSC Cocoa Future(b)	12/13/2023	254,660	9,730
8	NYBOT CSC Number 11 World Sugar Future(b)	09/29/2023	224,538	(2,419)
2	NYBOT CTN Frozen Concentrated Orange Juice A(b)	11/09/2023	95,565	2,205
33	OML Stockholm OMXS30 Index Future	09/15/2023	659,883	1,054
16	OSE Nikkei 225 mini Future	09/07/2023	358,694	1,211
14	Robusta Coffee Future 10-Tonne(b)	11/24/2023	348,460	(8,390)
4	TSE Japanese 10 Year Bond Futures	09/12/2023	4,037,371	(33,339)
3	TSE TOPIX (Tokyo Price Index) Future	09/07/2023	480,644	18,992
13	White Sugar Future(b)	09/15/2023	464,880	28,470
	NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$ 26,081

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation (Depreciation)
43	3 Month Euro Euribor Future	09/18/2023	$ 11,218,862	$ 1,453
15	CBOT 10 Year US Treasury Note	12/19/2023	1,665,469	(15,703)
19	CBOT 2 Year US Treasury Note Future	12/29/2023	3,872,289	(7,766)
23	CBOT 5 Year US Treasury Note	12/29/2023	2,459,203	(9,883)
19	CBOT Corn Future(b)	12/14/2023	454,338	(1,150)
7	CBOT US Treasure Bond Futures	12/19/2023	851,813	(12,469)
7	CBOT Wheat Future(b)	12/14/2023	210,700	21,875
10	CME Lean Hogs Future(b)	10/13/2023	330,200	3,480
9	Eurex 10 Year Euro BUND Future	09/07/2023	1,300,542	11,645
40	Eurex 2 Year Euro SCHATZ Future	09/07/2023	4,562,005	19,023
5	Eurex 30 Year Euro BUXL Future	09/07/2023	725,833	9,441
20	Eurex 5 Year Euro BOBL Future	09/07/2023	2,519,475	(5,889)
24	Euronext Milling Wheat Future(b)	12/11/2023	307,909	(965)

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(a)	Value and Unrealized Appreciation (Depreciation)
12	Euronext Rapeseed Future(b)	10/31/2023	$ 305,143	$ (15,129)
1	FTSE/MIB Index Future	09/15/2023	156,678	(1,215)
16	KCBT Hard Red Winter Wheat Future(b)	12/14/2023	581,800	45,000
4	LME Nickel Future(b)	09/18/2023	482,712	17,904
12	LME Primary Aluminum Future(b)	09/18/2023	652,125	26,175
8	LME Zinc Future(b)	09/18/2023	484,300	(27,850)
4	Long Gilt Future	12/27/2023	484,260	(6,892)
14	Montreal Exchange 10 Year Canadian Bond Future	12/18/2023	1,235,980	(13,979)
64	Montreal Exchange 3 Month Canadian Bank Acceptance	12/18/2023	11,176,310	(538)
4	NYBOT CSC C Coffee Future(b)	12/18/2023	231,750	4,425
4	NYMEX Henry Hub Natural Gas Futures(b)	10/27/2023	125,880	1,810
2	NYMEX Palladium Future(b)	12/27/2023	243,740	6,180
20	SFE 10 Year Australian Bond Future	09/15/2023	1,505,505	(23,237)
123	SFE 3 Year Australian Bond Future	09/15/2023	8,478,950	(48,942)
48	Three-Month SOFR Futures	09/19/2023	11,371,499	12,601
47	Three-Month SOFR Futures	03/19/2024	11,115,500	10,575
4	Ultra U.S. Treasury Bond Futures	12/19/2023	517,875	(9,562)
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ (9,582)

	NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$16,499

JEF	Jefferies
(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(b)	All or a portion of this investment is a holding of the Longboard Fund Limited.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

						Unrealized
Foreign Currency		Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:	To Sell:
Brazilian Real	United States Dollars	09/20/2023	Jefferies	7,200,000	$ 1,450,642	$ 46,996
Czech Koruna	United States Dollars	09/20/2023	Jefferies	30,864,498	1,389,614	(10,386)
Euro	United States Dollars	09/20/2023	Jefferies	1,625,000	1,764,322	(67,004)
Mexican Peso	United States Dollars	09/20/2023	Jefferies	11,000,000	643,415	14,190
Norwegian Krone	United States Dollars	09/20/2023	Jefferies	4,992,525	469,885	(30,115)
Polish Zloty	United States Dollars	09/20/2023	Jefferies	4,000,000	968,657	(393)
South African Rand	United States Dollars	09/20/2023	Jefferies	12,339,950	652,605	(47,395)
Swiss Franc	United States Dollars	09/20/2023	Jefferies	1,750,000	1,984,317	17,090
Brazilian Real	United States Dollars	12/20/2023	Jefferies	3,300,000	656,955	(7,549)
					$ 9,980,412	$ (84,566)

To Sell:	To Buy:
Brazilian Real	United States Dollars	09/20/2023	Jefferies	7,200,000	$ 1,450,643	$ 28,076
Japanese Yen	United States Dollars	09/20/2023	Jefferies	125,000,000	861,407	22,516
Norwegian Krone	United States Dollars	09/20/2023	Jefferies	5,256,692	494,748	5,252
South African Rand	United States Dollars	09/20/2023	Jefferies	12,943,949	684,548	15,452
					$ 3,491,346	$ 71,296

Total						$ (13,270)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Australian Dollar	Japanese Yen	9/20/2023	Jefferies	2,600,000	244,230,479	$1,685,634	$ (1,683,055)	$ 2,579
British Pound	Australian Dollar	9/20/2023	Jefferies	1,000,000	1,859,742	1,266,856	(1,205,710)	61,146
British Pound	Euro	9/20/2023	Jefferies	2,032,881	2,375,000	2,575,366	(2,578,624)	(3,258)
British Pound	Japanese Yen	9/20/2023	Jefferies	750,000	130,940,925	950,142	(902,348)	47,794
Canadian Dollar	Australian Dollar	9/20/2023	Jefferies	2,782,080	3,200,000	2,059,093	(2,074,626)	(15,533)
Canadian Dollar	Japanese Yen	9/20/2023	Jefferies	1,400,000	148,514,800	1,036,178	(1,023,454)	12,724
Euro	Japanese Yen	9/20/2023	Jefferies	1,625,000	243,399,488	1,764,322	(1,677,329)	86,993
Japanese Yen	Euro	9/20/2023	Jefferies	134,223,250	875,000	924,967	(950,020)	(25,053)
Japanese Yen	Swiss Franc	9/20/2023	Jefferies	119,816,250	750,000	825,685	(850,421)	(24,736)
Swiss Franc	Japanese Yen	9/20/2023	Jefferies	1,250,000	193,177,125	1,417,369	(1,331,234)	86,135
				267,479,461	969,322,559	$ 14,505,612	$ 14,276,821	$ 228,791

	NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS							$ 215,521